UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	VANGUARD CMT FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

November 30, 2004
Vanguard Market Liquidity Fund	Yield*	Maturity Date		Face Amount (000)	Market Value (000)
COMMERCIAL PAPER (20.1%)
Finance—Auto (1.2%)
DaimlerChrysler Rev. Auto Conduit LLC	1.993%	12/2/2004		$85,000	$84,995
DaimlerChrysler Rev. Auto Conduit LLC	2.063%	12/15/2004		64,130	64,079
DaimlerChrysler Rev. Auto Conduit LLC	2.074%	12/17/2004		80,000	79,926

					229,000

Finance—Other (7.8%)
CRC Funding, LLC	1.993%	12/6/2004	(1)	58,000	57,984
CRC Funding, LLC	2.257%	1/18/2005	(1)	50,500	50,348
Cafco, LLC	1.994%	12/13/2004	(1)	26,900	26,882
Cafco, LLC	2.248%	1/21/2005	(1)	99,500	99,184
General Electric Capital Corp.	2.053%	12/17/2004		410,000	409,624
IXIS Corp.	2.053%	12/16/2004	(1)	50,000	49,957
IXIS Corp.	2.257%	1/21/2005	(1)	75,000	74,761
IXIS Corp.	2.248%	1/24/2005	(1)	97,000	96,674
Old Line Funding Corp.	1.983%	12/1/2004	(1)	54,617	54,617
Old Line Funding Corp.	1.993%	12/6/2004	(1)	63,187	63,169
Old Line Funding Corp.	2.004%	12/9/2004	(1)	47,329	47,308
Old Line Funding Corp.	2.053%	12/15/2004	(1)	23,066	23,048
Old Line Funding Corp.	2.034%	12/31/2004	(1)	19,903	19,880
Preferred Receivables Funding Co.	2.083%	12/17/2004	(1)	40,000	39,963
Ticonderoga Funding LLC	1.953%	12/1/2004	(1)	24,777	24,777
Ticonderoga Funding LLC	2.288%	1/28/2005	(1)	104,908	104,523
Triple A One Funding Corp.	1.993%	12/3/2004	(1)	55,162	55,156
Variable Funding Capital Corp.	1.993%	12/2/2004	(1)	80,000	79,996
Variable Funding Capital Corp.	1.993%	12/3/2004	(1)	12,000	11,999

					1,389,850

Foreign Banks (11.1%)
ABN-AMRO North America Finance Inc.	2.023%	12/10/2004		200,000	199,899
ABN-AMRO North America Finance Inc.	2.053%	12/17/2004		140,000	139,872
ANZ (Delaware) Inc.	2.058%	12/17/2004		111,100	110,999
Bank of Nova Scotia	2.038%	12/10/2004		100,000	99,949
Danske Corp.	2.034%	12/14/2004		325,000	324,762
HBOS Treasury Services PLC	2.073%	12/16/2004		30,000	29,974
ING (U.S.) Funding LLC	2.053%	12/17/2004		68,000	67,938
National Australia Funding Inc.	1.989%	12/13/2004		327,500	327,283
Rabobank USA Financial Corp.	2.06%	12/1/2004		265,000	265,000
UBS Finance (Delaware), Inc.	1.998%	12/6/2004		100,000	99,972
UBS Finance (Delaware), Inc.	1.994%	12/13/2004		300,000	299,801

					1,965,449

TOTAL COMMERCIAL PAPER
(Cost $3,584,299)					3,584,299

CERTIFICATES OF DEPOSIT (12.2%)

Certificates of Deposit—U.S. Banks (1.1%)
Wells Fargo Bank, NA	1.99%	12/13/2004		200,000	200,000

Yankee Certificates of Deposit—U.S. Branches (11.1%)
Abbey National Treasury Services (Stamford Branch)	2.02%	12/8/2004		150,000	150,000
Bank of Montreal (Chicago Branch)	2.03%	12/9/2004		200,000	200,000
Bank of Nova Scotia (Portland Branch)	2.04%	12/10/2004		100,000	100,000
Canadian Imperial Bank of Commerce (New York Branch)	2.05%	12/17/2004		150,000	150,000
Dexia Bank (New York Branch)	2.04%	12/10/2004		300,000	300,000
Dexia Bank (New York Branch)	2.05%	12/16/2004		125,000	125,000
Fortis Bank NV-SA (New York Branch)	1.99%	12/6/2004		40,000	40,000
Fortis Bank NV-SA (New York Branch)	1.99%	12/13/2004		90,000	90,000
Fortis Bank NV-SA (New York Branch)	1.99%	12/13/2004		200,000	200,000
Landesbank Baden-Wuerttemberg (New York Branch)	2.04%	12/8/2004		200,000	200,000
Landesbank Baden-Wuerttemberg (New York Branch)	2.04%	12/9/2004		200,000	200,000
Royal Bank of Scotland PLC (New York Branch)	2.05%	12/16/2004		150,000	150,000
Svenska (New York Branch)	1.13%	12/9/2004		30,000	29,994
UBS AG (New York Branch)	2.05%	12/16/2004		25,000	25,000

					1,959,994

TOTAL CERTIFICATES OF DEPOSIT
(Cost $2,159,994)					2,159,994

EURODOLLAR CERTIFICATES OF DEPOSIT (1.7%)

HBOS Treasury Services PLC	2.04%	12/10/2004		300,000	300,000

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
(Cost $300,000)					300,000

REPURCHASE AGREEMENTS (66.0%)

Repurchase Agreements
Bank of America Securities, LLC
(Dated 11/30/2004, Repurchase Value $890,051,000, collateralized by
Federal Farm Credit Bank Discount Notes, 12/1/2004-9/20/2005; Federal Farm
Credit Bank, 3.875%-6.60%, 2/1/2005-6/16/2014; Federal Home Loan Bank
Discount Note, 12/15/2004; Federal Home Loan Bank, 1.625%-7.375%, 12/15/2004-
6/18/2014; Federal Home Loan Mortgage Corp. Discount Notes, 12/6/2004-
9/20/2005; Federal Home Loan Mortgage Corp., 1.50%-7.10%, 1/15/2005-2/15/2031;
Federal National Mortgage Assn. Discount Notes, 12/30/2004-3/23/2014;
Federal National Mortgage Assn., 1.875%-7.125%, 3/15/2005-11/15/2030)	2.07%	12/1/2004		890,000	890,000
Barclay's Capital, Inc.
(Dated 11/30/2004, Repurchase Value $2,172,206,000, collateralized by
Federal Home Loan Bank Discount Notes, 12/27/2004-5/18/2005; Federal Home
Loan Bank, 2.00%-5.80%, 2/13/2006-9/2/2008; Federal Home Loan Mortgage
Corp. Discount Notes, 3/1/2005-5/23/2005; Federal Home Loan Mortgage Corp.,
1.50%-6.75%, 8/15/2005-7/15/2032; Federal National Mortgage Assn. Discount
Note, 6/24/2005; Federal National Mortgage Assn., 3.25%-6.25%, 1/15/2008-
9/15/2012)	2.07%	12/1/2004		2,172,081	2,172,081
Credit Suisse First Boston LLC
(Dated 11/30/2004, Repurchase Value $2,000,116,000, collateralized by
Federal Home Loan Bank Discount Notes, 12/1/2004-4/1/2005; Federal Home
Loan Mortgage Corp. Discount Notes, 12/1/2004-11/29/2019; Federal National
Mortgage Assn. Discount Notes, 12/1/2004-6/1/2017)	2.08%	12/1/2004		2,000,000	2,000,000
Deutsche Bank Securities Inc.
(Dated 11/30/2004, Repurchase Value $696,387,000, collateralized by
Federal Farm Credit Bank, 2.625%-7.21%, 12/15/2005-8/26/2013; Federal Home
Loan Bank Discount Note, 12/14/2004; Federal Home Loan Bank, 2.125%-7.375%,
12/15/2004-9/16/2013; Federal Home Loan Mortgage Corp. Discount Notes,
12/14/2004-9/20/2005; Federal Home Loan Mortgage Corp., 1.50%-7.20%,
7/15/2005-7/15/2032; Federal National Mortgage Assn. Discount Notes,
12/17/2004-1/15/2030; Federal National Mortgage Assn., 2.50%-7.25%,
1/2/2007-5/15/2030)	2.07%	12/1/2004		696,347	696,347
Goldman Sachs & Co.
(Dated 11/30/2004, Repurchase Value $1,493,000, collateralized by
Federal Home Loan Bank, 3.50%, 11/3/2009)	1.99%	12/1/2004		1,415	1,415
Greenwich Capital Markets, Inc.
(Dated 11/30/2004, Repurchase Value $500,029,000, collateralized by
Federal Home Loan Mortgage Corp. Discount Note, 11/29/2019; Federal National
Mortgage Assn. Discount Note, 6/1/2017; U.S. Treasury Notes, 2.50%-3.125%,
6/30/2006-4/15/2009)	2.08%	12/1/2004		500,000	500,000
JPMorgan Securities, Inc.
(Dated 11/30/2004, Repurchase Value $2,455,142,000, collateralized by
Federal Home Loan Bank Discount Notes, 12/1/2004-8/4/2005; Federal Home Loan
Mortgage Corp. Discount Notes, 12/1/2004-11/15/2005; Federal National
Mortgage Assn. Discount Notes, 12/1/2004-6/1/2017)	2.08%	12/1/2004		2,455,000	2,455,000
UBS Securities LLC
(Dated 11/30/2004, Repurchase Value $3,000,173,000, collateralized by
Federal Home Loan Bank Discount Notes, 12/2/2004-8/10/2005; Federal Home
Loan Mortgage Corp. Discount Notes, 12/14/2004-11/24/2014; Federal National
Mortgage Assn. Discount Notes, 1/7/2005-6/1/2017)	2.08%	12/1/2004		3,000,000	3,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,714,843)					11,714,843

TOTAL INVESTMENTS (100.0%)
(Cost $17,759,136)					17,759,136

OTHER ASSETS AND LIABILITIES-NET					3,669

NET ASSETS (100%)					$17,762,805

*	Represents annualized yield at date of purchase for discount securities and coupon for coupon-bearing securities.
(1)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At November 30, 2004, the value of these securities was $980,226,000, representing 5.5% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.